Note 5 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
	2022	2021
	kEUR	kEUR

Finland	291	898
Germany	1,400	3,990
Total	1,691	4,888